AAM Brentview Dividend Growth ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Communication Services - 3.1%
T-Mobile US, Inc.	324	$75,482

Consumer Discretionary - 5.4%
Lowe's Companies, Inc.	276	71,771
TJX Companies, Inc.	468	58,402
		130,173

Consumer Staples - 8.1%
Costco Wholesale Corporation	84	82,310
PepsiCo, Inc.	300	45,207
Philip Morris International, Inc.	540	70,308
		197,825

Energy - 3.2%
Chevron Corporation	528	78,772

Financials - 17.7%
Blackrock, Inc.	48	51,624
CME Group, Inc.	216	51,088
Corebridge Financial, Inc.	1,433	48,378
JPMorgan Chase & Company	336	89,813
Marsh & McLennan Companies, Inc.	228	49,449
Morgan Stanley	516	71,430
Visa, Inc. - Class A	204	69,727
		431,509

Health Care - 11.7%
Eli Lilly & Company	60	48,665
Johnson & Johnson	312	47,471
McKesson Corporation	84	49,959
Medtronic PLC	516	46,863
UnitedHealth Group, Inc.	168	91,138
		284,096

Industrials - 11.2%
Ferguson Enterprises, Inc.	324	58,683
Parker-Hannifin Corporation	60	42,423
Trane Technologies PLC	264	95,766
Union Pacific Corporation	204	50,549
Waste Management, Inc.	115	25,330
		272,751

Information Technology - 23.8%
Accenture PLC - Class A	156	60,052
Apple, Inc.	612	144,432
Broadcom, Inc.	290	64,168
Lam Research Corporation	600	48,630
Microsoft Corporation	432	179,306
Oracle Corporation	480	81,629
		578,217

Materials - 5.3%
CRH PLC	588	58,230
Linde PLC	156	69,595
		127,825

Real Estate - 3.1%
Extra Space Storage, Inc.	264	40,656
Realty Income Corporation	636	34,751
		75,407

Utilities - 6.2%
Constellation Energy Corporation	192	57,596
NextEra Energy, Inc.	708	50,665
WEC Energy Group, Inc.	432	42,880
		151,141
TOTAL COMMON STOCKS (Cost $2,328,162)		2,403,198

SHORT-TERM INVESTMENTS - 1.3%		Value
Money Market Funds - 1.3%	Shares
Invesco Government & Agency Portfolio – Institutional Class, 4.32% (a)	31,811	31,811
TOTAL SHORT-TERM INVESTMENTS (Cost $31,811)		31,811

TOTAL INVESTMENTS - 100.1% (Cost $2,359,973)		2,435,009
Liabilities in Excess of Other Assets - (0.1)%		(1,848)
TOTAL NET ASSETS - 100.0%		$2,433,161
two		–%
Percentages are stated as a percent of net assets. The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.		–%

PLC - Public Limited Company

(a)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

AAM Brentview Dividend Growth ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,403,198	$–	$–	$2,403,198
Money Market Funds	31,811	–	–	31,811
Total Investments	$2,435,009	$–	$–	$2,435,009

Refer to the Schedule of Investments for further disaggregation of investment categories.